Investment Strategy - Global X Funds	Apr. 01, 2025
Global X U.S. Preferred ETF
Prospectus [Line Items]
Strategy [Heading]	Change to the Methodology of the Underlying Index. Effective after the close of business on May 31, 2025, the third paragraph in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]
Constituents in the Underlying Index are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest. The total allocation to an individual issuer across the Underlying Index is capped at 4.75%, and the aggregate weight of all issuers with a weight greater than 4.5% is capped at 23% each month. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the Underlying Index primarily include financials, real estate, telecommunications and utility companies. The Underlying Index is rebalanced quarterly and reweighted monthly. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

Global X Variable Rate Preferred ETF
Prospectus [Line Items]
Strategy [Heading]	Change to the Methodology of the Underlying Index. Effective after the close of business on May 31, 2025, the third paragraph in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]
Constituents in the Underlying Index are capitalization-weighted based on their current amount outstanding times the market price plus accrued interest. The total allocation to an individual issuer across the Underlying Index is capped at 4.75%, and the aggregate weight of all issuers with a weight greater than 4.5% is capped at 23% each month. The Underlying Index may include large-, mid- or small-capitalization companies. Components of the
Underlying Index primarily include financials companies. The Underlying Index is rebalanced quarterly and reweighted monthly. The Underlying Index may include securities that are rated below investment grade or that are unrated but may be deemed to be of a comparable quality. The Fund's investment objective and Underlying Index may be changed without shareholder approval.